Intangible Assets - Balance and changes in intangible assets (Detail) R$ in Thousands	12 Months Ended
	Dec. 31, 2019 BRL (R$)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2017 USD ($)
Summary of intangible assets [line items]
Intangible assets, beginning	R$ 2,369,355	R$ 2,238,042		R$ 1,891,636
Intangible assets, additions	(441,748)	237,593		221,960
Intangible assets, amortization	(120,492)	(99,334)		(71,223)
Intangible assets, transfer	(6,442)	(1,424)		2,382
Intangible assets, write-offs and disposals	(920)	(15,487)		(3)
Intangible assets, effect of foreign currency exchange rate variation	2,788	9,168		2,253
Opening balance CBLSA				191,037
Intangible assets, oxiteno andian	(20)	264		537
Intangible assets opening balance TEAS		797
Intangible assets, ending balance	1,762,593	2,369,355		2,238,042
Previously stated [member]
Summary of intangible assets [line items]
Intangible assets, beginning	2,369,355	2,238,042
Intangible assets, ending balance		2,369,355		2,238,042
Increase (decrease) due to application of IFRS 16 [member]
Summary of intangible assets [line items]
Intangible assets, IFRS 16	(39,928)
Cost [member]
Summary of intangible assets [line items]
Intangible assets, beginning	3,105,856	2,876,574		2,449,697
Intangible assets, additions	151,997	237,593		221,960
Intangible assets, transfer	(10,098)	(1,608)		2,379
Intangible assets, write-offs and disposals	(3,187)	(17,555)		(3,151)
Intangible assets, effect of foreign currency exchange rate variation	3,790	10,006		3,960
Opening balance CBLSA				201,729
Intangible assets, oxiteno andian	(281)
Intangible assets opening balance TEAS		846
Intangible assets, ending balance	3,191,963	3,105,856		2,876,574
Cost [member] | Goodwill [member]
Summary of intangible assets [line items]
Intangible assets, beginning	1,525,088	1,524,291
Intangible assets, write-offs and disposals				0
Opening balance CBLSA				69,807
Intangible assets opening balance TEAS		797
Intangible assets, ending balance	R$ 1,525,088	R$ 1,525,088		R$ 1,524,291
Cost [member] | Software [member]
Summary of intangible assets [line items]
Weighted average useful life (years)	3 years	5 years	5 years	5 years	5 years
Intangible assets, beginning	R$ 1,062,486	R$ 853,079
Intangible assets, additions	145,004	223,964		R$ 207,703
Intangible assets, transfer	2,553	(1,258)		2,447
Intangible assets, write-offs and disposals	(784)	(15,401)		(1,193)
Intangible assets, effect of foreign currency exchange rate variation	1,551	2,053		2,431
Intangible assets opening balance TEAS		49
Intangible assets, ending balance	R$ 1,210,529	R$ 1,062,486		R$ 853,079
Cost [member] | Technology [member]
Summary of intangible assets [line items]
Weighted average useful life (years)	5 years	5 years	5 years	5 years	5 years
Intangible assets, beginning	R$ 32,617	R$ 32,617
Intangible assets, oxiteno andian	(281)
Intangible assets, ending balance	R$ 32,617	R$ 32,617		R$ 32,617
Cost [member] | Commercial property rights [member]
Summary of intangible assets [line items]
Weighted average useful life (years)	10 years	10 years	10 years	10 years	10 years
Intangible assets, beginning	R$ 64,032	R$ 55,069
Intangible assets, additions	3,820	11,117		R$ 13,837
Intangible assets, transfer	(1,401)	0		(68)
Intangible assets, write-offs and disposals	(2,403)	(2,154)		(1,958)
Intangible assets, ending balance	R$ 7,934	R$ 64,032		R$ 55,069
Cost [member] | Distribution rights asset [member]
Summary of intangible assets [line items]
Weighted average useful life (years)	6 years	8 years	8 years	6 years	6 years
Intangible assets, beginning	R$ 142,989	R$ 142,669
Intangible assets, additions	1,505	690		R$ 0
Intangible assets, transfer	(10,895)	(350)		0
Intangible assets, effect of foreign currency exchange rate variation	0	(20)
Opening balance CBLSA				17,130
Intangible assets, ending balance	133,599	142,989		142,669
Cost [member] | Brands [member]
Summary of intangible assets [line items]
Intangible assets, beginning	120,571	113,543
Intangible assets, effect of foreign currency exchange rate variation	1,933	7,028		607
Intangible assets, ending balance	R$ 122,504	R$ 120,571		R$ 113,543
Cost [member] | Trademark rights [member]
Summary of intangible assets [line items]
Weighted average useful life (years)	35 years	39 years	39 years	39 years	39 years
Intangible assets, beginning	R$ 114,792	R$ 114,792	$ 114,792
Opening balance CBLSA				R$ 114,792
Intangible assets, ending balance	R$ 114,792	R$ 114,792		R$ 114,792	$ 114,792
Cost [member] | Others [member]
Summary of intangible assets [line items]
Weighted average useful life (years)	10 years	10 years	10 years	10 years	10 years
Intangible assets, beginning	R$ 43,281	R$ 40,514
Intangible assets, additions	1,668	1,822		R$ 420
Intangible assets, transfer	(355)			0
Intangible assets, write-offs and disposals				0
Intangible assets, effect of foreign currency exchange rate variation	306	945		922
Intangible assets, ending balance	44,900	43,281		40,514
Cost [member] | Previously stated [member]
Summary of intangible assets [line items]
Intangible assets, beginning	3,105,856	2,876,574
Intangible assets, ending balance		3,105,856		2,876,574
Cost [member] | Previously stated [member] | Goodwill [member]
Summary of intangible assets [line items]
Intangible assets, beginning	1,525,088	1,524,291		1,454,484
Intangible assets, ending balance		1,525,088		1,524,291
Cost [member] | Previously stated [member] | Software [member]
Summary of intangible assets [line items]
Intangible assets, beginning	1,062,486	853,079		641,691
Intangible assets, ending balance		1,062,486		853,079
Cost [member] | Previously stated [member] | Technology [member]
Summary of intangible assets [line items]
Intangible assets, beginning	32,617	32,617		32,617
Intangible assets, ending balance		32,617		32,617
Cost [member] | Previously stated [member] | Commercial property rights [member]
Summary of intangible assets [line items]
Intangible assets, beginning	64,032	55,069		43,258
Intangible assets, ending balance		64,032		55,069
Cost [member] | Previously stated [member] | Distribution rights asset [member]
Summary of intangible assets [line items]
Intangible assets, beginning	142,989	142,669		125,539
Intangible assets, ending balance		142,989		142,669
Cost [member] | Previously stated [member] | Brands [member]
Summary of intangible assets [line items]
Intangible assets, beginning	120,571	113,543		112,936
Intangible assets, ending balance		120,571		113,543
Cost [member] | Previously stated [member] | Trademark rights [member]
Summary of intangible assets [line items]
Intangible assets, beginning	114,792
Intangible assets, ending balance		114,792
Cost [member] | Previously stated [member] | Others [member]
Summary of intangible assets [line items]
Intangible assets, beginning	43,281	40,514		39,172
Intangible assets, ending balance		43,281		40,514
Cost [member] | Increase (decrease) due to application of IFRS 16 [member]
Summary of intangible assets [line items]
Intangible assets, IFRS 16	(56,114)
Cost [member] | Increase (decrease) due to application of IFRS 16 [member] | Commercial property rights [member]
Summary of intangible assets [line items]
Intangible assets, IFRS 16	(56,114)
Accumulated amortization [member]
Summary of intangible assets [line items]
Intangible assets, beginning	(736,501)	(638,532)
Intangible assets, amortization	(120,492)	(99,334)		(71,223)
Intangible assets, transfer	3,656	184		3
Intangible assets, write-offs and disposals	2,267	2,068		3,148
Intangible assets, effect of foreign currency exchange rate variation	(1,002)	(838)		(1,707)
Opening balance CBLSA				(10,692)
Intangible assets, oxiteno andian	261
Intangible assets opening balance TEAS		(49)
Intangible assets, ending balance	(835,625)	(736,501)		(638,532)
Accumulated amortization [member] | Software [member]
Summary of intangible assets [line items]
Intangible assets, beginning	(537,438)	(456,799)
Intangible assets, amortization	(110,088)	(79,845)		(59,579)
Intangible assets, transfer	13	59		(5)
Intangible assets, write-offs and disposals	(611)	28		1,191
Intangible assets, effect of foreign currency exchange rate variation	(998)	(832)		(1,704)
Intangible assets, oxiteno andian	261
Intangible assets opening balance TEAS		(49)
Intangible assets, ending balance	(648,861)	(537,438)		(456,799)
Accumulated amortization [member] | Technology [member]
Summary of intangible assets [line items]
Intangible assets, beginning	(32,613)	(32,541)
Intangible assets, amortization	(3)	(72)		(72)
Intangible assets, ending balance	(32,616)	(32,613)		(32,541)
Accumulated amortization [member] | Commercial property rights [member]
Summary of intangible assets [line items]
Intangible assets, beginning	(23,931)	(21,292)
Intangible assets, amortization	(848)	(4,679)		(3,689)
Intangible assets, transfer	(669)			8
Intangible assets, write-offs and disposals	2,878	2,040		1,957
Intangible assets, ending balance	(6,384)	(23,931)		(21,292)
Accumulated amortization [member] | Distribution rights asset [member]
Summary of intangible assets [line items]
Intangible assets, beginning	(106,597)	(96,704)
Intangible assets, amortization	(6,511)	(10,018)
Intangible assets, transfer	4,176	125
Opening balance CBLSA				(10,692)
Intangible assets, ending balance	(108,932)	(106,597)		(96,704)
Accumulated amortization [member] | Trademark rights [member]
Summary of intangible assets [line items]
Intangible assets, beginning	(3,182)
Intangible assets, amortization	(2,937)	(3,182)
Intangible assets, ending balance	(6,119)	(3,182)
Accumulated amortization [member] | Others [member]
Summary of intangible assets [line items]
Intangible assets, beginning	(32,740)	(31,196)
Intangible assets, amortization	(105)	(1,538)		(7,883)
Intangible assets, transfer	136
Intangible assets, effect of foreign currency exchange rate variation	(4)	(6)		(3)
Intangible assets, ending balance	(32,713)	(32,740)		(31,196)
Accumulated amortization [member] | Previously stated [member]
Summary of intangible assets [line items]
Intangible assets, beginning	(736,501)	(638,532)		(558,061)
Intangible assets, ending balance		(736,501)		(638,532)
Accumulated amortization [member] | Previously stated [member] | Software [member]
Summary of intangible assets [line items]
Intangible assets, beginning	(537,438)	(456,799)		(396,702)
Intangible assets, ending balance		(537,438)		(456,799)
Accumulated amortization [member] | Previously stated [member] | Technology [member]
Summary of intangible assets [line items]
Intangible assets, beginning	(32,613)	(32,541)		(32,469)
Intangible assets, ending balance		(32,613)		(32,541)
Accumulated amortization [member] | Previously stated [member] | Commercial property rights [member]
Summary of intangible assets [line items]
Intangible assets, beginning	(23,931)	(21,292)		(19,568)
Intangible assets, ending balance		(23,931)		(21,292)
Accumulated amortization [member] | Previously stated [member] | Distribution rights asset [member]
Summary of intangible assets [line items]
Intangible assets, beginning	(106,597)	(96,704)		(86,012)
Intangible assets, ending balance		(106,597)		(96,704)
Accumulated amortization [member] | Previously stated [member] | Trademark rights [member]
Summary of intangible assets [line items]
Intangible assets, beginning	(3,182)
Intangible assets, ending balance		(3,182)
Accumulated amortization [member] | Previously stated [member] | Others [member]
Summary of intangible assets [line items]
Intangible assets, beginning	(32,740)	(31,196)		(23,310)
Intangible assets, ending balance		R$ (32,740)		R$ (31,196)
Accumulated amortization [member] | Increase (decrease) due to application of IFRS 16 [member]
Summary of intangible assets [line items]
Intangible assets, IFRS 16	16,186
Accumulated amortization [member] | Increase (decrease) due to application of IFRS 16 [member] | Commercial property rights [member]
Summary of intangible assets [line items]
Intangible assets, IFRS 16	16,186
Provision for losses and impairment [member]
Summary of intangible assets [line items]
Intangible assets, additions	(593,745)
Intangible assets, ending balance	(593,745)
Provision for losses and impairment [member] | Goodwill [member]
Summary of intangible assets [line items]
Intangible assets, additions	(593,280)
Intangible assets, ending balance	(593,280)
Provision for losses and impairment [member] | Commercial property rights [member]
Summary of intangible assets [line items]
Intangible assets, additions	(465)
Intangible assets, ending balance	R$ (465)